Significant Accounting Policies (Details) - Schedule of changes in liability for product warranty - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in liability for product warranty [Abstract]
Balance at beginning	$ 1,650	$ 1,614
Provision for warranties issued during the year	8,897	3,287
Reduction for payments and costs to satisfy claims	(5,935)	(3,251)
Balance at ending	$ 4,612	$ 1,650